united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/17

Item 1. Reports to Stockholders.

Monte Chesapeake Macro Strategies Fund

Class A Shares (Symbol: MHBAX)

Class C Shares (Symbol: MHBCX)

Class I Shares (Symbol: MHBIX)

Semi-Annual Report

May 31, 2017

1-855-542-4642

Distributed by Northern Lights Distributors, LLC

Member FINRA

Monte Chesapeake Macro Strategies Fund
Portfolio Review (Unaudited)
May 31, 2017

The Fund’s performance figures* for the periods ending May 31, 2017, compared to its benchmark:

			Annualized
					Since Inception
	Six Month	One Year	Three Year	Five Year	December 16, 2011
Monte Chesapeake Macro Strategies Fund - Class A	(2.25)%	(0.04)%	(4.04)%	(5.34)%	(4.91)%
Monte Chesapeake Macro Strategies Fund- Class A with load **	(7.65)%	(5.56)%	(5.83)%	(6.41)%	(5.89)%
Monte Chesapeake Macro Strategies Fund - Class I	(2.40)%	0.03%	(3.87)%	(5.13)%	(4.71)%
The Barclays Global Macro Index ***	2.40%	3.26%	3.09%	3.03%	2.88%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses are 3.47%, 4.22% and 3.22% for Class A, Class C and Class I, respectively per the April 1, 2017 prospectus. For performance information current to the most recent month-end, please call 1-855-542-4642.

**	Fund return is calculated using the maximum sales charge of 5.50%.

***	The Barclays Global Macro Index - Global Macro managers carry long and short positions in any of the world’s major capital or derivative markets. These positions reflect their views on overall market direction as influenced by major economic trends and or events. The portfolios of these funds can include stocks, bonds, currencies, and commodities in the form of cash or derivatives instruments. Most funds invest globally in both developed and emerging markets.

Holdings by type of investment *	% of Net Assets
Other Assets Less Liabilities	100.0%
100.0%

*	The holdings by type of investment does not include derivative exposure.

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Unaudited)
May 31, 2017

		Value
	TOTAL INVESTMENTS - 0.0% (a)	$—
	OTHER ASSETS LESS LIABILITIES - 100.0%	4,733,235
	NET ASSETS - 100.0%	$4,733,235

		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS * - 2.9%
14	3M Co. Future, September 2017
	(Underlying Face Amount at Value $286,846)	$11,868
38	Abbott Labs Future, September 2017
	(Underlying Face Amount at Value $173,850)	7,984
2	Alphabet, Inc. Future, September 2017
	(Underlying Face Amount at Value $197,822)	5,992
33	Altria Group, Inc. Future, September 2017
	(Underlying Face Amount at Value $249,447)	14,334
2	Amazon.com, Inc. Future, September 2017
	(Underlying Face Amount at Value $199,330)	6,907
17	Apple, Inc. Future, September 2017
	(Underlying Face Amount at Value $260,219)	(76)
23	AT&T, Inc. Future, September 2017
	(Underlying Face Amount at Value $88,803)	1,017
48	Bank of America Corp. Future, September 2017
	(Underlying Face Amount at Value $107,808)	(3,053)
15	BRAZIL REAL Future, July 2017
	(Underlying Face Amount at Value $460,200)	8,363
12	Chevron Corp. Future, September 2017
	(Underlying Face Amount at Value $124,428)	(2,994)
37	Cisco Systems, Inc. Future, September 2017
	(Underlying Face Amount at Value $116,883)	(10,239)
23	Citigroup, Inc. Future, September 2017
	(Underlying Face Amount at Value $139,518)	2
26	Coca-Cola Co. Future, September 2017
	(Underlying Face Amount at Value $118,456)	1,838
68	Comcast Corp. Future, September 2017
	(Underlying Face Amount at Value $284,104)	22,735
8	Conocophillips. Future, September 2017
	(Underlying Face Amount at Value $35,824)	(2,082)
8	Copper Future, July 2017
	(Underlying Face Amount at Value $516,000) (b)	(2,419)
9	Cotton No.2 Future, July 2017
	(Underlying Face Amount at Value $346,410) (b)	(12,267)
8	FEDEX Corp. Future, September 2017
	(Underlying Face Amount at Value $155,392)	3,143
19	Halliburton Co. Future, September 2017
	(Underlying Face Amount at Value $86,032)	(2,956)
17	Home Depot, Inc. Future, September 2017
	(Underlying Face Amount at Value 261,494)	(4,979)
34	Intel Corp. Future, September 2017
	(Underlying Face Amount at Value $123,012)	1,721
11	Live Cattle Future, August 2017
	(Underlying Face Amount at Value $535,480) (b)	10,538
23	Mcdonalds Corp. Future, September 2017
	(Underlying Face Amount at Value $347,760)	8,844
22	Microsoft Corp. Future, September 2017
	(Underlying Face Amount at Value $153,956)	2,654
5	New Zealand Future, June 2017
	(Underlying Face Amount at Value $354,850)	9,438

The accompanying notes are an integral part of these consolidated financial statements.

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Continued) (Unaudited)
May 31, 2017

		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	LONG FUTURES CONTRACTS (Continued) * - 2.9%
39	Oracle Corp. Future, September 2017
	(Underlying Face Amount at Value $177,372)	$2,634
4	PALLADIUM Future, September 2017
	(Underlying Face Amount at Value $326,380) (b)	21,011
18	PepsiCo., Inc. Future, September 2017
	(Underlying Face Amount at Value $210,780)	4,823
1	Priceline Group, Inc. Future, September 2017
	(Underlying Face Amount at Value $188,092)	5,968
15	Procter & Gamble Co. Future, September 2017
	(Underlying Face Amount at Value $132,405)	2,444
14	RUSSIAN RUBLE Future, June 2017
	(Underlying Face Amount at Value $614,950)	7,666
31	Starbucks Corp. Future, September 2017
	(Underlying Face Amount at Value $197,532)	11,523
24	Wal-Mart, Inc. Future, September 2017
	(Underlying Face Amount at Value $189,000)	5,229
13	Walt Disney Co. Future, September 2017
	(Underlying Face Amount at Value $140,608)	1,041
	TOTAL FUTURES CONTRACTS PURCHASED	138,652

	SHORT FUTURES CONTRACTS * - 0.2%
(2)	Biogen Idec, Inc. Future, September 2017
	(Underlying Face Amount at Value $49,656)	611
(5)	Bristol-Myer Div Future, September 2017
	(Underlying Face Amount at Value $27,030)	49
(11)	C $ Currency Future, June 2017
	(Underlying Face Amount at Value $814,715)	(11,077)
(15)	Cocoa Future, July 2017
	(Underlying Face Amount at Value $307,200) (b)	(12,874)
(5)	Coffee Future, July 2017
	(Underlying Face Amount at Value $242,531) (b)	4,129
(16)	Gilead Sciences Future, September 2017
	(Underlying Face Amount at Value $104,032)	(2)
(8)	Nike, Inc. - Class B D Future, September 2017
	(Underlying Face Amount at Value $42,480)	(322)
(5)	NY Harb USD Future, July 2017
	(Underlying Face Amount at Value $315,759) (b)	1,500
(2)	Platinum Future, July 2017
	(Underlying Face Amount at Value $95,030) (b)	(4,625)
(8)	Soybean Future, July 2017
	(Underlying Face Amount at Value $366,400) (b)	19,978
(7)	Sugar #11 (World) Future, July 2017
	(Underlying Face Amount at Value $116,581) (b)	14,954
(7)	US 2YR NOTE (CBT) Future, September 2017
	(Underlying Face Amount at Value $1,515,391)	(776)
(11)	US 5YR NOTE (CBT) Future, September 2017
	(Underlying Face Amount at Value $1,301,438)	(2,938)
(7)	US 10YR NOTE (CBT) Future, September 2017
	(Underlying Face Amount at Value $884,078)	(3,676)
(3)	US LONG BOND (CBT) Future, September 2017
	(Underlying Face Amount at Value $461,438)	(4,763)
(20)	Verizon Communications, Inc. Future, September 2017
	(Underlying Face Amount at Value $93,480)	(3,579)

The accompanying notes are an integral part of these consolidated financial statements.

Monte Chesapeake Macro Strategies Fund
Consolidated Portfolio of Investments (Continued) (Unaudited)
May 31, 2017

		Unrealized
		Appreciation
Contracts	Open Futures Contracts	(Depreciation)
	SHORT FUTURES CONTRACTS (Continued) * - 0.2%
(12)	WHEAT Future, July 2017
	(Underlying Face Amount at Value $257,550) (b)	$1,541
	TOTAL SHORT FUTURES CONTRACTS	$(1,870)

*	The securities are non-income producing

(a)	The Fund currently has no investments.

(b)	All or portion of this instrument is a holding of MHB Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Monte Chesapeake Macro Strategies Fund
Consolidated Statement of Assets and Liabilities (Unaudited)
May 31, 2017

ASSETS
Cash	$1,959,367
Deposit with broker for futures	2,644,592
Unrealized appreciation on futures contracts	222,479
Dividends and interest receivable	15,945
Receivable due from Advisor	28,162
Receivable for securities sold	22
Prepaid expenses and other assets	21,508
TOTAL ASSETS	4,892,075

LIABILITIES
Currency overdraft (proceeds $0)	282
Unrealized depreciation on futures contracts	85,697
Payable for Fund shares repurchased	43,213
Payable to related parties	2,634
Distribution (12b-1) fees payable	138
Accrued expenses and other liabilities	26,876
TOTAL LIABILITIES	158,840
NET ASSETS	$4,733,235

Composition of Net Assets:
Paid in capital	$9,283,985
Undistributed net investment loss	(325,450)
Accumulated net realized loss from investments and futures	(4,361,800)
Net unrealized appreciation of investments and futures	136,500
NET ASSETS	$4,733,235

Net Asset Value Per Share:
Class A Shares:
Net Assets	$153,619
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	20,791
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$7.39
Maximum offering price per share (net asset value plus maximum sales charge of 5.50%) (b)	$7.82

Class I Shares:
Net Assets	$4,579,616
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	617,699
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$7.41

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $25,000 or more, the sales load is reduced.

The accompanying notes are an integral part of these consolidated financial statements.

Monte Chesapeake Macro Strategies Fund
Consolidated Statement of Operations
For the Six Months Ended May 31, 2017

INVESTMENT INCOME
Dividends	$327,997
Interest	8,353
TOTAL INVESTMENT INCOME	336,350

EXPENSES
Investment advisory fees	186,625
Transfer agent fees	27,067
Registration fees	31,538
Legal Fees	21,220
Administrative services fees	20,399
Accounting services fees	16,834
Compliance officer fees	12,740
Printing and postage expenses	6,360
Audit Fees	9,449
Trustees fees and expenses	5,998
Distribution fees- Class A Shares	438
Distribution fees- Class C Shares	100
Custodian fees	3,091
Insurance expense	650
Non 12b-1 shareholder servicing fees	575
Other expenses	3,824
TOTAL EXPENSES	346,908
Less: Fees waived by the Advisor	(153,768)
NET EXPENSES	193,140

NET INVESTMENT INCOME	143,210

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(129,147)
Futures	72,054
Foreign currency transactions	2,938
Net Realized Loss	(54,155)

Net change in unrealized appreciation on:
Investments	78,479
Futures	(839,098)
Foreign Currency translations	(651)
Net Change in Unrealized Depreciation	(761,270)

NET REALIZED AND UNREALIZED LOSS	(815,425)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(672,215)

The accompanying notes are an integral part of these consolidated financial statements.

Monte Chesapeake Macro Strategies Fund
Consolidated Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2017	November 30, 2016
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$143,210	$3,308
Net realized loss on investments, futures and foreign currency transactions	(54,155)	(3,579,151)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(761,270)	1,745,799
Net decrease in net assets resulting from operations	(672,215)	(1,830,044)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(257,527)	—
From net realized gains
Class A	(7,138)	(18,548)
Class C (a)	(568)	(606)
Class I	(533,477)	(240,923)
Total distributions to shareholders	(798,710)	(260,077)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	61,151	2,775,561
Class I	328,206	5,557,209
Reinvestment of dividends and distributions
Class A	7,138	18,257
Class C (a)	568	606
Class I	732,007	240,923
Redemption fee proceeds:
Class A	—	20
Class C (a)	—	1
Class I	—	649
Payments for shares redeemed
Class A	(288,143)	(4,180,874)
Class C (a)	(29,350)	(29,976)
Class I	(24,378,043)	(150,855)
Net increase (decrease) from shares of beneficial interest transactions	(23,566,466)	4,231,521

NET INCREASE IN NET ASSETS	(25,037,391)	2,141,400

NET ASSETS
Beginning of year	29,770,626	27,629,226
End of year *	$4,733,235	$29,770,626
* Includes undistributed net investment loss of:	$(325,450)	$(211,133)

SHARE ACTIVITY
Class A:
Shares Sold	8,031	342,636
Shares Reinvested	931	2,221
Shares Redeemed	(38,961)	(529,870)
Net decrease in shares of beneficial interest outstanding	(29,999)	(185,013)

Class C: (a)
Shares Reinvested	76	75
Shares Redeemed	(4,077)	(3,782)
Net decrease in shares of beneficial interest outstanding	(4,001)	(3,707)

Class I:
Shares Sold	43,216	689,528
Shares Reinvested	95,066	29,027
Shares Redeemed	(3,285,368)	(18,954)
Net increase (decrease) in shares of beneficial interest outstanding	(3,147,086)	699,601

(a)	Class C closed on March 31, 2017.

The accompanying notes are an integral part of these consolidated financial statements.

Monte Chesapeake Macro Strategies Fund
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

			Class A
	Six Months						For the Period
	Ended May 31,		Year Ended November 30,				Ended November 30,
	2017		2016	2015	2014	2013	2012 (a)
	(Unaudited)
Net asset value, beginning of year	$7.70		$8.28	$8.50	$9.08	$8.74	$10.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.04		(0.04)	(0.13)	(0.17)	(0.17)	(0.06)
Net realized and unrealized gain (loss)	(0.21)		(0.46)	(0.09)	(0.41)	0.51	(1.20)
Total income (loss) from investment operations	(0.17)		(0.50)	(0.22)	(0.58)	0.34	(1.26)
Less distributions:
Distributions from net realized gains	(0.14)		(0.08)	—	—	—	—
Total distributions	(0.14)		(0.08)	—	—	—	—

Paid-in-Capital From Redemption Fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)

Net asset value, end of year	7.39		$7.70	$8.28	$8.50	$9.08	$8.74

Total return (d)	(2.25	)% (e)	(6.12)%	(2.59)%	(6.39)%	3.89%	(12.60	)% (e)
Net assets, end of year (in 000s)	$154		$391	$1,953	$1,269	$6,175	$53
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (f,g)	3.44	% (h)	2.81%	2.76%	9.22%	9.28%	251.19	% (h)
Ratio of net expenses to average net assets (g)	2.00	% (h)	2.00%	2.00%	2.00%	2.00%	0.71	% (h)
Ratios of net investment income (loss) to average net assets (g)	1.06	% (h)	(0.45)%	(1.56)%	(1.93)%	(1.85)%	(0.60	)% (h)
Portfolio turnover rate	2	% (e)	5%	107%	181%	176%	0	% (e)

(a)	The Monte Chesapeake Macro Strategies Fund commenced operations on December 16, 2011.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Represent less than $0.01 per share.

(d)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(e)	Not Annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(h)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Monte Chesapeake Macro Strategies Fund
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

			Class I
	Six Months						For the Period
	Ended May 31,		Year Ended November 30,				Ended November 30,
	2017		2016	2015	2014	2013	2012 (a)
	(Unaudited)
Net asset value, beginning of year	$7.80		$8.36	$8.55	$9.11	$8.74	$10.00
Income (loss) from investment operations:
Net investment loss (b)	0.05		—	(0.11)	(0.14)	(0.15)	(0.13)
Net realized and unrealized gain (loss)	(0.23)		(0.48)	(0.08)	(0.42)	0.52	(1.13)
Total income (loss) from investment operations	(0.18)		(0.48)	(0.19)	(0.56)	0.37	(1.26)
Less distributions:
Distributions from net investment income	(0.07)		—	—	—	—	—
Distributions from net realized gains	(0.14)		(0.08)	—	—	—	—
Total distributions	(0.21)		(0.08)	—	—	—	—

Paid-in-Capital From Redemption Fees	—		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Net asset value, end of year	$7.41		$7.80	$8.36	$8.55	$9.11	$8.74

Total return (d)	(2.40	)% (e)	(5.82)%	(2.22)%	(6.15)%	4.23%	(12.60	)% (e)
Net assets, end of year (in 000s)	$4,580		$29,349	$25,614	$10,097	$25	$437
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (f,g)	3.19	% (h)	2.56%	2.51%	4.35%	16.29%	88.13	% (h)
Ratio of net expenses to average net assets (g)	1.75	% (h)	1.75%	1.75%	1.75%	1.75%	1.63	% (h)
Ratios of net investment income (loss) to average net assets (g)	1.36	% (h)	0.06%	(1.33)%	(1.67)%	(1.62)%	(1.50	)% (h)
Portfolio turnover rate	2	% (e)	5%	107%	181%	176%	0	% (e)

(a)	The Monte Chesapeake Macro Strategies Fund commenced operations on December 16, 2011.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Represent less than $0.01 per share.

(d)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(e)	Not Annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(h)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Monte Chesapeake Macro Strategies Fund
Notes to Consolidated Financial Statements (Unaudited)
May 31, 2017

1.	ORGANIZATION

The Monte Chesapeake Macro Strategies Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is income and capital appreciation. The Fund commenced operations on December 16, 2011.

The Fund currently offers two classes of shares: Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. Class I shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. Class C closed as of March 31, 2017. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are normally allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price, or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open ended investment companies are valued at net asset value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

The Fund may hold securities, such as private investments, securities, or temporarily interests in commodity pools, other non-traded illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the

Monte Chesapeake Macro Strategies Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
May 31, 2017

execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value – The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

Monte Chesapeake Macro Strategies Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
May 31, 2017

representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of May 31, 2017 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Derivatives:
Futures	$222,479	$—	$—	$222,479
Total Investments	$222,479	$—	$—	$222,479

Liabilities
Derivatives:
Futures	$85,697	$—	$—	$85,697

* Refer to the Consolidated Portfolio of Investments for industry classifications

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realizd gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With Futures, there is a minimal counterparty credit risk to the Fund since futures are exchange traded and the Exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Consolidation of Subsidiary – MHB Fund Limited (“MHB Ltd.”) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, MHB, incorporated under the laws of the Cayman Islands. MHB acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Fund’s Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of MHB. All intercompany balances and transactions have been eliminated in consolidation.

Monte Chesapeake Macro Strategies Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
May 31, 2017

For tax purposes, MHB Ltd. is an exempted Cayman investment company. MHB Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MHB Ltd. is a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, a portion of MHB Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

MHB will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, MHB may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investment in MHB Ltd. is as follows:

	Inception Date of	MHB Net Assets at	% Of Net Assets at
	MHB Ltd.	May 31, 2017	May 31, 2017
MHB Ltd.	7/30/2012	$666,587	14.1%

Security Transactions and Investment Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually in December. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for 2014 through 2016 or expected to be taken in the Fund’s 2017 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Monte Chesapeake Macro Strategies Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
May 31, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended May 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities amounted to $154,191 and $13,494,391, respectively.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized on futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at May 31, 2017.

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities

		Gross Amounts Offset in the	Net Amounts of Assets Presented
	Gross Amounts of	Statement of Assets &	in the Statement of Assets &	Financial	Cash Collateral
	Recognized Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Futures	$222,479	$—	$222,479	$(85,697)	$—	$136,782

Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities

		Gross Amounts Offset in the	Net Amounts of Liabilities
	Gross Amounts of	Statement of Assets &	Presented in the Statement of	Financial	Cash Collateral
	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures	$(85,697)	$—	$(85,697)	$85,697	$—	$—

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the consolidated financial statements.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of May 31, 2017:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Equity/Currency/Commodity Interest rate contracts	Unrealized appreciation/depreciation on futures

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of May 31, 2016:

Asset Derivative Investment Value
				Interest	Total Value at
Derivative Investment Type	Equity	Currency	Commodity	Rate	May 31, 2017
Futures	$123,361	$25,467	$73,651	$—	$222,479

Monte Chesapeake Macro Strategies Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
May 31, 2017

Liability Derivative Investment Value
				Interest	Total Value at
Derivative Investment Type	Equity	Currency	Commodity	Rate	May 31, 2017
Futures	$30,282	$11,077	$32,185	$12,153	$85,697

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended May 31, 2017:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity/Currency/Commodity/ Interest rate contracts	Net realized gain (loss) from Futures Net change in unrealized appreciation (depreciation) on Futures

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended May 31, 2017:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total value at
Derivative Investment type	Contracts	Contracts	Contracts	Contracts	May 31, 2017
Futures	$1,250,198	$(111,952)	$(642,240)	$(423,952)	$72,054

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total value at
Derivative Investment type	Contracts	Contracts	Contracts	Contracts	May 31, 2017
Futures	$(400,591)	$(452,650)	$(41,435)	$55,578	$(839,098)

The notional value of the derivative instruments outstanding as of May 31, 2017 as disclosed in the Consolidated Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Associated Risks:

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the consolidated portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Counterparty Risk: The Portfolio invests in derivative instruments issued for the Portfolio by Deutsche Bank, (“Deutsche) a Deutsche Product (“Product”). If Deutsche becomes insolvent, Deutsche may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Deutsche’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Monte Chesapeake Macro Strategies Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
May 31, 2017

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Monte Capital Group, LLC serves as the Fund’s investment advisor. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly. The advisory fee is calculated at an annual rate of 1.70% of the Fund’s average daily net assets. For the six months ended May 31, 2017, the Advisor earned advisory fees of $186,625.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.15% and 1.90% for Class A and Class I, respectively; until at least March 31, 2018, and then will not exceed 3.00% and 2.75% for Class A and Class I, respectively; until at least March 31, 2028, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This voluntary limitation may be discontinued without notice at any time. As of May 31, 2017, the Advisor waived $153,768 of expenses. Cumulative expenses subject to the aforementioned conditions will expire November 30 of the following years:

2017	$278,980
2018	148,454
2019	232,219
$659,653

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily assets of the Fund’s Class A shares and at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Fund pays Distributors to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended May 31, 2017 pursuant to the Plan, Class A and Class C shares paid $438, and $100, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. During the six months ended May 31, 2017, the Distributor received $1,299 in underwriting commissions for sales of Class A, of which $136 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Monte Chesapeake Macro Strategies Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
May 31, 2017

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS would receive customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. For year six month May 31, 2017, the Fund did not have any redemption fees.

6.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the year ended November 30, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2016	November 30, 2015
Ordinary Income	$169,451	$—
Long-Term Capital Gain	90,626	—
Return of Capital	—	—
	$260,077

There were no distributions for the fiscal year ended November 30, 2015.

As of November 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Other	Total
Ordinary	Long-Term	Carry	& Late year	Appreciation/	Book/Tax	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Differences	Earnings/(Deficits)
$—	$112,785	$—	$(212,699)	$166,133	$(3,146,044)	$(3,079,825)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $212,699.

The difference between book basis and tax basis accumulated net investment income/(loss) and accumulated net realized gain/(loss) from investments is primarily attributable to the mark-to-market on open futures contracts, and tax adjustments for the Fund’s wholly owned subsidiary.

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses and foreign currency gains/(losses), and tax adjustments for private partnerships, resulted in reclassification for the year ended November 30, 2016, as follows:

Paid	Undistributed	Accumulated
in	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(3,428)	$(219,100)	$222,528

Monte Chesapeake Macro Strategies Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
May 31, 2017

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Board of Trustees has concluded that it is in the best interest of the Monte Chesapeake Macro Strategies Fund and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all outstanding shares on June 26, 2017.

Monte Chesapeake Macro Strategies Fund
Expense Examples
May 31, 2017 (Unaudited)

As a shareholder of the Monte Chesapeake Macro Strategies Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Monte Chesapeake Macro Strategies Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 through May 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Monte Chesapeake Macro Strategies Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized	Beginning Account	Ending	Expense Paid
	Expense	Value	Account Value	During Period*
Actual	Ratio	12/1/16	5/31/17	12/1/16 – 5/31/17
Class A	2.00%	$1,000.00	$976.30	$9.85
Class I	1.75%	$1,000.00	$974.10	$8.61

	Annualized	Beginning Account	Ending	Expense Paid
Hypothetical	Expense	Value	Account Value	During Period*
(5% return before expenses)	Ratio	12/1/16	5/31/17	12/1/16 - 5/31/17
Class A	2.00%	$1,000.00	$1,014.96	$10.05
Class I	1.75%	$1,000.00	$1,016.21	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Monte Chesapeake Macro Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2017

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 24-25, 2017, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of, Monte Chesapeake Macro Strategies Fund (“Monte Chesapeake”) and Monte Capital Group, LLC (“Monte”) (“Monte Advisory Agreement”).

Based on their evaluation of the information provided by Monte, in conjunction with Monte Chesapeake’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Monte Advisory Agreement with respect to Monte Chesapeake.

In advance of the meeting, the Board requested and received materials to assist them in considering the renewal of the Monte Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Monte Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Monte Advisory Agreement and comparative information relating to the advisory fee and other expenses of Monte Chesapeake. The materials also included due diligence materials relating to Monte (including due diligence questionnaires completed by Monte and Monte’s Forms ADV, select financial information of Monte, bibliographic information regarding Monte’s key management and investment advisory personnel, and comparative fee information relating to Monte Chesapeake) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Monte Advisory Agreement with respect to Monte Chesapeake. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Monte Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Monte Advisory Agreement. In considering the renewal of the Monte Advisory Agreement with respect to Monte Chesapeake, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Monte related to the proposed renewal of the Monte Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that primarily monitors and executes the investment process and provides oversight of Chesapeake as sub-adviser. The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representative of Monte with respect to a series of important questions, including: the division of labor between Monte and Chesapeake, whether Monte was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that the adviser’s CCO would periodically review the portfolio managers’ performance of his duties to ensure compliance under Monte’s compliance program. The Board also noted Monte’s oversight and monitoring of the performance of Chesapeake as sub-adviser. The Board

Monte Chesapeake Macro Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2017

then reviewed the capitalization of Monte based on financial information provided by and representations made by Monte and concluded that Monte was sufficiently well-capitalized, or its principals had the ability to make additional contributions in order to meet its obligations to the Fund. The Board noted Monte’s recognition of the high underlying fees incurred by the Fund when investing primarily in commodity pools and swaps, and efforts to reduce those underlying fees and increase transparency by hiring Chesapeake to execute the Fund’s managed futures/macro strategy directly. The Board concluded that Monte had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Monte Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Monte to the Fund were satisfactory.

Performance. The Board discussed the reports prepared by Morningstar and reviewed the performance of the Fund as compared to its peer group, benchmark and Morningstar category for the one year, three year, five year and since inception period ended December 31, 2016, noting the Fund underperformed its benchmark, peer group and Morningstar category for these periods. The Board discussed Monte’s efforts to enhance performance over the last eighteen months by migrating fund assets away from commodity pools managed by, or derivative instruments providing exposure to, Hyman Beck, a commodity trading adviser the Fund previously provided exposure to, to first commodity pools managed by, or derivative instruments providing exposure to Chesapeake, and then to hiring Chesapeake as sub-adviser for the Fund to invest the Fund’s assets directly. The Board noted that although the Fund continued to lag its peer group, Morningstar category and benchmark, the Fund saw marked improvement in its performance after the migration in comparison to earlier periods. After further discussion, the Board concluded that the performance of the Fund was consistent with the stated investment objective of the Fund and that the Board would continue to monitor the performance of the Fund.

Fees and Expenses. As to the costs of the services to be provided by Monte, the Board discussed the comparison of advisory fees and total operating expense data as compared to a peer group and its Morningstar category as presented in the Morningstar Reports. The Board noted that Monte currently charged an advisory fee of 1.70% of the Fund’s average net assets and, after waivers earned 0.52%. The Trustees reviewed the fees of the peer group and Morningstar category noting that the advisory fee is on the higher end of the peer group (1.21%) and Morningstar category (1.32%) averages. Additionally, the Board noted that Monte is responsible for the sub-advisory fees payable to Chesapeake and that the sub-advisory fee payable to Chesapeake was 0.85% of the Fund’s average net assets. The Board then reviewed the contractual arrangements for the Fund, which stated that Monte had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2017, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.00%, 2.75% and 1.75% of the Fund’ average net assets, for Class A, Class C and Class I shares, respectively. The Board discussed the proposed 15 basis point increase in the expense limitations effective April 1, 2017 so that net annual operating expenses, exclusive of certain fees, do not to exceed 2.15%, 2.90% and 1.90% of the Fund’s average net assets at least until March 31, 2018, for Class A, Class C and Class I shares, respectively and found the increase to be reasonable. The Board concluded that based on Monte’s experience, expertise and services to the Fund, the advisory fee, while at the high end, was within the bounds of advisory fees for a fund of this type and, therefore was not unreasonable.

Profitability. The Board also considered the level of profit that could be expected to accrue to Monte with respect to the Fund based on the profitability report and analysis reviewed by the Board and the selected financial information of Monte provided by Monte. Specifically, the Board reviewed a profitability report, taking into consideration Chesapeake as the Fund’s sub-adviser. After review and discussion, the Board concluded that based on the services provided by Monte and the projected growth of the Fund, the anticipated profits from Monte’s relationship with the Fund were not and would not be excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of the

Monte Chesapeake Macro Strategies Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2017

Fund, Monte’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion: Independent counsel again assisted the Board throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Monte Advisory Agreement, and the weight to be given to each such factor. Accordingly, having requested and received such information from Monte, as the Board believed to be reasonably necessary to evaluate the terms of the Monte Advisory Agreement as appropriate, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Monte Advisory Agreement, (a) the terms of the Monte Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Monte Advisory Agreement is in the best interests of Monte Chesapeake and its shareholders, as appropriate. In considering the approval of the renewal of the Monte Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Monte Advisory Agreement was in the best interests of Monte Chesapeake and its shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Monte Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

THIS PAGE INTENTIONALLY LEFT BLANK

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-542-4MHB (4642), or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-542-4MHB (4642).

INVESTMENT ADVISOR
Monte Capital Group, LLC
40 Park Ave.
Clarendon Hills, IL 60514

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 7/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 7/27/17

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Treasurer/Principal Financial Officer

Date 7/27/17